Commitments and Contingencies - Vessels under construction commitments (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
2024	$ 1,184,700
2025	126,050
2026	861,550
2027	307,200
Total	2,479,500
Initial Vessels [member]
Property, Plant and Equipment [Line Items]
2024	1,083,600
2025	0
2026	486,000
2027	0
Total	1,569,600
Remaining vessels [member]
Property, Plant and Equipment [Line Items]
2024	101,100
2025	126,050
2026	375,550
2027	307,200
Total	$ 909,900